Consolidated Statements Of Financial Position ₪ in Thousands, $ in Thousands	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)		Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	$ 11,203	$ 8,434	$ 19,176	$ 25,441	$ 30,637	[1]	$ 13,556	[1]
Other investment	135	137	154	149	147		149
Receivables and prepaid expenses	764	2,237	2,782	1,890	1,174		131
Total current assets	12,102	10,808	22,112	27,480	31,958		13,836
Non-current assets
Restricted deposits	374	380	405	391	388		51
Other investment	1,180	1,209	1,355	1,287	1,264		2,513
Right-of-use asset	3,478	3,612	407	328	306		168
Intangible assets	11,706	12,360	13,453	11,362	9,930		0
Fixed assets, net	4,386	4,653	2,922	2,467	2,206		906
Total non-current assets	21,124	22,214	18,542	15,835	14,094		3,638
Total Assets	33,226	33,022	40,654	43,315	46,052		17,474
Current liabilities
Trade payables	581	779	382	313	359		351
Other payables	2,154	2,174	2,239	1,837	1,573		996
Current maturities of lease liabilities	407	428	165	251	210		180
Derivative instrument	2,450		0	0			316
Total current liabilities	5,592	3,381	2,786	2,401	2,142		1,843
Non-current liabilities
Long-term lease liabilities	3,195	3,247	246	81	102		0
Total non-current liabilities	3,195	3,247	246	81	102		0
Capital
Share capital and premium on shares	72,231	70,476	69,610	68,348	65,283		30,481
Capital reserves	3,581	3,943	3,708	2,653	4,383		3,319
Currency translation differences reserve	(2,771)	(1,898)	1,275	519	857		780
Accumulated deficit	(48,602)	(46,127)	(36,971)	(30,687)	(26,715)		(18,949)
Total capital	24,439	26,394	37,622	40,833	43,808		15,631
Total liabilities and capital	$ 33,226	$ 33,022	$ 40,654	$ 43,315	$ 46,052		$ 17,474

[1]	Reclassified